Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt [Abstract]
DEBT

NOTE 10—DEBT

Notes Payable

Private Placement of 20% OID Promissory Notes and Warrants

On August 11, 2023, the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued and sold to the investors 20% original issue discount (“OID”) subordinated promissory notes in the aggregate principal amount of $3,125,000. The notes are due and payable on February 11, 2024. During the six months ended June 30, 2024, the Company made principal payments totaling $1,437,500.

On February 11, 2024, the Company and remaining note holders entered into amendments to the notes issued on August 11, 2023, pursuant to which the parties agreed to extend the maturity date of these remaining notes to April 11, 2024. As additional consideration for the amendments, the Company agreed to increase the outstanding principal by 20% of the outstanding principal amounts of the remaining notes as an amendment fee. As a result, the Company recognized a loss on extinguishment of debt of $421,875.

On April 11, 2024, the Company and remaining note holders entered into amendments to the notes amended on February 11, 2024, pursuant to which the parties agreed to extend the maturity date of these remaining notes to July 10, 2024. As additional consideration for the amendments, the Company agreed to increase the outstanding principal by 20% of the outstanding principal amounts of the remaining notes as an amendment fee. As a result, the Company recognized a loss on extinguishment of debt of $421,875.

As of June 30, 2024, the total outstanding principal balance is $2,531,250.

Private Placement of 20% OID Promissory Note

On March 4, 2024, the Company issued a 20% OID subordinated note in the principal amount of $1,250,000 to an accredited investor for net cash proceeds of $999,900. On March 27, 2024, the note was amended and restated to increase the principal amount to $1,562,500 for additional cash proceeds of $250,000. This note is due and payable on June 4, 2024. On April 9, 2024, the note was amended and restated to increase the principal amount to $2,500,000 for additional cash proceeds of $750,000. This note is due and payable on June 4, 2024.

The Company may voluntarily prepay the note in full at any time. In addition, if the Company consummates any equity or equity-linked or debt securities issuance, or enters into a loan agreement or other financing, other than certain excluded debt (as defined in the note), then the Company must prepay the note in full. The note is unsecured and has priority over all other unsecured indebtedness, except for certain senior indebtedness (as defined in the note). The note contains customary affirmative and negative covenants and events of default for a loan of this type. Upon an event of default, the outstanding balance of the note will be assessed a 50% penalty.

The Company evaluated whether this promissory note contains embedded features that qualify as derivatives pursuant to ASC 815. The Company determined that the note’s embedded features, specifically that should the Company default on the note, the note holder will receive a default penalty of 50% constitute a deemed redemption feature as a result of the substantial premium received by the note holder in the event of default. The Company concluded that this redemption feature requires bifurcation from the note and subsequent accounting in the same manner as a freestanding derivative.

The fair value of the embedded redemption derivative liability within this promissory note was calculated using a Probability Weighted Expected Return valuation methodology, considering the likelihood of occurrence. The model used a discount rate of 25-30% and assumptions of a 75% probability related to likelihood of the Company would default. Subsequent changes in the fair value of the redemption feature are measured at each reporting period and recognized in the statement of operations. The OID and issuance costs for the promissory note, along with the fair value of the embedded redemption derivative liability, were collectively recorded as a debt discount. This discount will be amortized to interest expense over the respective term of the convertible notes using the effective interest method.

On June 4, 2024, an event of default occurred, resulting in a $1,250,000 increase to the principal balance. Consequently, the corresponding derivative liability was extinguished. During the six months ended June 30, 2024, the Company recorded $1,393,100 amortization of debt discount and recognized a loss on extinguishment of $357,000. As of June 30, 2024, the total outstanding principal balance is $3,750,000.

Private Placement of 20% OID Promissory Note and Warrants

On May 8, 2024, the Company entered into securities purchase agreement with an accredited investor, pursuant to which the Company issued to such investor (i) a 20% OID subordinated note in the principal amount of $625,000 and (ii) five-year warrants for the purchase of 7,149 common shares at an adjusted exercise price of $34.97 per share (subject to standard adjustments as defined in the warrant) for total cash proceeds of $500,000. Additionally, the Company issued a five-year warrant to the placement agent, Spartan Capital Securities, LLC (“Spartan”), for the purchase of 572 common shares at an adjusted exercise price of $38.47 per share (subject to standard adjustments as defined in the warrant agreement). The warrants are exercisable at any time six months after the date of issuance.

The note is due and payable on August 8, 2024. The Company may voluntarily prepay the note in full at any time. In addition, if the Company consummates any sale of a material amount of assets of the Company or any of its subsidiaries, then the net proceeds thereof shall be applied to the payment or prepayment of the note. The note is unsecured and has priority over all other unsecured indebtedness of the Company, except for certain senior indebtedness (as defined in the note). The note contains customary affirmative and negative covenants and events of default for a loan of this type. Upon an event of default, the outstanding balance of the note will be assessed a 40% penalty.

The note becomes convertible into common shares at the option of the holder at any time on or following the date that an event of default (as defined in the note agreement) occurs under the note at a conversion price equal to 90% of the lowest volume weighted average price of the Company’s common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $0.13 per share.

The Company evaluated the embedded features within this note in accordance with ASC 480 and ASC 815. The Company determined that the embedded features, specifically (i) the default penalty of 40% on outstanding principal and accrued interest, and (ii) the conversion option into common shares at 90% of the lowest volume weighted average price in the five days preceding conversion, subject to a $0.13 floor price, constitute derivative liabilities. These features, arising from default provisions not within the Company’s control, including the contingent interest feature and the contingent conversion (deemed redemption) feature, meet the definition of a derivative and do not qualify for derivative accounting exemptions. Consequently, these embedded features are bifurcated from the debt host and recognized as a single derivative liability.

The initial fair value of the derivative liabilities was determined using a Monte Carlo Simulation valuation model, considering various potential outcomes and scenarios. The model used the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 236.98%; (iii) risk-free interest rate of 5.31%; (iv) term of three months; (v) estimated fair value of the common shares of $31.20 per share; and (vi) various probability assumptions. Subsequent changes in fair value are recognized in the statement of operations each reporting period. The issuance costs for the promissory note, along with the allocated fair values of both the warrants and the bifurcated embedded derivative liability, have been collectively treated as a debt discount. This discount is being amortized to interest expense over the term of the promissory note using the effective interest method.

As of June 30, 2024, the total outstanding principal balance is $157,406, net of debt discount of $467,594.

Private Placement of 12% Promissory Note for Services

On May 9, 2024, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued to such investor a promissory note in the principal amount of $500,000 in a private placement transaction in consideration for the holder entering into a lock up agreement to not execute any conversions of a secured convertible note issued to the holder on October 8, 2021 into common shares of the Company (subject to certain exceptions). The note accrues interest at a rate of 12% per annum and is due and payable on May 9, 2025; provided that upon an event of default (as defined in the note), such rate shall increase to 16% per annum. The Company may voluntarily prepay the note in full at any time prior to the date that an event of default occurs.

In addition, if, at any time prior to the full repayment of the note, the Company receives cash proceeds from any source or series of related or unrelated sources, including but not limited to, from payments from customers, the issuance of equity or debt, the issuance of securities pursuant to an equity line of credit (as defined in the note) or the sale of assets, the investor will have the right in its sole discretion to require the Company to immediately apply up to 100% of such proceeds to repay all or any portion of the outstanding principal amount and interest (including any default interest) then due under the note. The note is unsecured and has priority over all other unsecured indebtedness. The note contains customary affirmative and negative covenants and events of default for a loan of this type. Upon an event of default, the outstanding balance of the note will be assessed a 50% penalty.

The fair value of the 12% promissory note issued for services was recorded at fair value. The fair value of the note was calculated at the present value of the cash flows using the market interest rate of 13.76%, resulting in a fair value of $492,000. The initial fair value of the promissory note issued for services was recognized in the statement of operations. A discount of $8,000 was recorded for difference between the par value and present value of the promissory note and will be amortized to interest expense over the respective term of the promissory note using the effective interest method.

The Company evaluated whether this promissory note contains embedded features that qualify as derivatives pursuant to ASC 815. The Company determined that the note’s embedded features, specifically should the Company default on the note, the note holder will receive a default penalty of 50% constitute a deemed redemption feature as a result of the substantial premium received by the note holder in the event of default. The Company concluded that this redemption feature requires bifurcation from the note and subsequent accounting in the same manner as a freestanding derivative.

The fair value of the embedded redemption derivative liability within this promissory note was calculated using a Probability Weighted Expected Return valuation methodology, considering the likelihood of occurrence. The model used a discount rate of 25% and assumptions of a 75% probability related to likelihood of the Company would default. The initial fair value of the bifurcated embedded redemption derivative liability was recognized in the statement of operations. Subsequent changes in the fair value of the redemption feature are measured at each reporting period and recognized in the statement of operations.

As of June 30, 2024, the total outstanding principal balance is $493,133, net of debt discount of $6,867.

Private Placement of OID Promissory Note and Series D Preferred Shares

On June 28, 2024, the Company’s subsidiaries 1847 Cabinet Inc., High Mountain Door & Trim Inc., Sierra Homes, LLC d/b/a Innovative Cabinets & Design and Kyle’s Custom Wood Shop, Inc. (the “Borrowers”) issued an OID promissory note in the principal amount of up to $2,472,000, to be advanced in one or more tranches, to Breadcrumbs Capital LLC (“Breadcrumbs”). On June 28, 2024, the parties executed tranche No. 1 in the principal amount of $666,667 for total cash proceeds of $475,000.

The note bears interest at a rate per annum equal to the greater of (i) 8% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 14%; provided that, upon an event of default (as defined in the note), such rate shall increase to 36% or the maximum legal rate. Each tranche of the note is due and payable three months after issuance. The note is secured by all assets of the Borrowers pursuant to a security agreement; provided that such security interest is subordinate to the rights of the senior lender, Leonite Capital LLC. The note contains customary affirmative and negative covenants and events of default for a loan of this type. Upon an event of default, the outstanding balance of the note will be assessed a 35% penalty.

In connection with the issuance of the note, the Company entered into a memorandum of understanding with the Breadcrumbs, pursuant to which the Company agreed to issue to Breadcrumbs upon the closing of each tranche under the note and (ii) series D senior convertible preferred shares with a stated value equal to the principal amount of such each such tranche (see Note 11 for further details).

The Company evaluated whether this promissory note contains embedded features that qualify as derivatives pursuant to ASC 815. The Company determined that the note’s embedded features, specifically that should the Company default on the note, the note holder will receive a default penalty of 35% constitute a deemed redemption feature as a result of the substantial premium received by the note holder in the event of default. The Company concluded that this redemption feature requires bifurcation from the note and subsequent accounting in the same manner as a freestanding derivative.

The fair value of the embedded redemption derivative liability within this promissory note was calculated using a Probability Weighted Expected Return valuation methodology, considering the likelihood of occurrence. The model used a discount rate of 30% and assumptions of a 75% probability related to likelihood of the Company would default. Subsequent changes in the fair value of the redemption feature are measured at each reporting period and recognized in the statement of operations. The OID and issuance costs for the note, along with the allocated fair value of both the series D senior convertible preferred shares and the bifurcated embedded redemption derivative liability, were collectively recorded as a debt discount. This discount will be amortized to interest expense over the respective term of the promissory note using the effective interest method.

As of June 30, 2024, the total outstanding principal balance is $108,134, net of debt discount of $558,533.

NOTE 14—CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Secured convertible promissory notes	$24,860,000	$24,860,000
6% subordinated convertible promissory notes	2,520,346	2,520,346
Private placements of convertible promissory notes	1,222,408	-
Total convertible notes payable	28,602,754	27,380,346
Less: debt discounts	(1,936,534)	(2,712,547)
Total convertible notes payable, net	$26,666,220	$24,667,799

Current portion of convertible notes payable, net	$3,614,142	$-
Convertible notes payable, net of current portion	$23,052,078	$24,667,799

Secured Convertible Promissory Notes

On October 8, 2021, the Company and each of its subsidiaries 1847 Asien, 1847 Wolo, and 1847 Cabinet (collectively, the “Guarantors”) entered into a note purchase agreement with two institutional investors, pursuant to which the Company issued to these purchasers secured convertible promissory notes in the aggregate principal amount of $24,860,000. The notes contain an aggregate original issue discount of $497,200. As a result, the total purchase price was $24,362,800. After payment of expenses of $617,825, the Company received net proceeds of $23,744,975, of which $10,687,500 was used to fund the cash portion of the purchase price for the acquisition of High Mountain and Innovative Cabinets. In addition, as consideration for the financing, the Company granted the financing agent 14,424 warrants with a fair value of $956,526 and 7.5% interest in High Mountain and Innovative Cabinets which had a fair value of $1,146,803. The agent fees were reflected as a discount against the convertible note payable with the warrants being included in additional paid in capital and the equity interest being included within noncontrolling interest on the consolidated balance sheet.

The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the note agreement), such rate shall increase to 24% or the maximum legal rate. Payments of interest only, computed at such rate on the outstanding principal amount, will be due and payable quarterly in arrears commencing on January 1, 2022 and continuing on the first day of each calendar quarter thereafter through and including the maturity date, October 8, 2026.

The Company may voluntarily prepay the notes in whole or in part upon payment of a prepayment fee in an amount equal to 10% of the principal and interest paid in connection with such prepayment. In addition, immediately upon receipt by the Company or any subsidiary of any proceeds from any issuance of indebtedness (other than certain permitted indebtedness), any proceeds of any sale or disposition by the Company or any subsidiary of any of the collateral or any of its respective assets (other than asset sales or dispositions in the ordinary course of business which are permitted by the note purchase agreement), or any proceeds from any casualty insurance policies or eminent domain, condemnation or similar proceedings, the Company must prepay the notes in an amount equal to all such proceeds, net of reasonable and customary transaction costs, fees and expenses properly attributable to such transaction and payable by the Company or a subsidiary in connection therewith (in each case, paid to non-affiliates).

The holders of the notes may, in their sole discretion, elect to convert any outstanding and unpaid principal portion of the notes, and any accrued but unpaid interest on such portion, into common shares at an adjusted conversion price equal to $35.88 per share (subject to adjustments as defined in the note agreement); provided that the notes contain certain beneficial ownership limitations.

The note purchase agreement and the notes contain customary representations, warranties, affirmative and negative financial and other covenants and events of default for loans of this type. The notes are guaranteed by each of the Guarantors and are secured by a first priority security interest in all of the assets of the Company and the Guarantors.

As of December 31, 2023, the total outstanding principal balance is $23,052,078, net of debt discounts of $1,807,922, with an accrued interest balance of $881,711.

6% Subordinated Convertible Promissory Notes

On October 8, 2021, 1847 Cabinet issued 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345 to Steven J. Parkey and Jose D. Garcia-Rendon, the sellers of High Mountain and Innovative Cabinets. On July 26, 2022, the Company entered into a conversion agreement with Steven J. Parkey and Jose D. Garcia-Rendon, pursuant to which they agreed to convert an aggregate of $3,360,000 of the notes into an aggregate of 615 common shares at a conversion price of $5,460 per share. As a result, the Company recognized a loss on extinguishment of debt of $1,280,000.

The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the note agreement), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.

On October 8, 2021, the Company entered into an exchange agreement with the holders, pursuant to which the Company granted them the right to exchange all of the principal amount and accrued but unpaid interest under the notes or any portion thereof for a number of common shares to be determined by dividing the amount to be converted by an exchange price equal to the higher of (i) the 30-day volume weighted average price for the common shares on the primary national securities exchange or over-the-counter market on which the common shares are traded over the thirty (30) trading days immediately prior to the applicable exchange date or (ii) $13,000 (subject to adjustments as defined in the note agreement).

The notes contain customary events of default, including in the event of a default under the secured convertible promissory notes described above. The rights of the holders to receive payments under the notes are subordinated to the rights of the purchasers under secured convertible promissory notes described above.

As of December 31, 2023, the outstanding total principal balance is $2,391,734, net of debt discounts of $128,612, with an accrued interest balance of $534,750.

Private Placements of Convertible Promissory Notes and Warrants

On July 8, 2022, the Company entered into securities purchase agreement with one accredited investor, Mast Hill Fund, L.P. (“Mast Hill”), pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $600,000 and (ii) five-year warrants for the purchase of an aggregate of 77 common shares at an exercise price of $7,800 per share (subject to adjustments as defined in the warrant agreement) for total net cash proceeds of $499,600. As additional consideration, the Company issued a three-year warrant to J.H. Darbie & Co (the broker) for the purchase of 3 common shares at an adjusted exercise price of $466.44 per share (subject to adjustments as defined in the warrant agreement). On August 10, 2022, the promissory note was repaid in full.

On February 3, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite Fund I, LP (“Leonite”), pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $604,000 and (ii) five-year warrants for the purchase of an aggregate of 97 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $540,000. As additional consideration, the Company issued an aggregate of 97 common shares to the investors as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 1 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement).

On February 9, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $2,557,575 and (ii) five-year warrants for the purchase of an aggregate of 410 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $2,271,818. As additional consideration, the Company issued 223 common shares to Mast Hill and issued to Leonite a five-year warrant for the purchase of 187 common shares at an exercise price of $13.00 per share (subject to adjustments as defined in the warrant agreement), which were issued as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 10 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement).

On February 22, 2023, the Company entered into securities purchase agreement with one accredited investor, Mast Hill, pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $878,000 and (ii) five-year warrants for the purchase of an aggregate of 141 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $737,700. As additional consideration, the Company issued a five-year warrant for the purchase of 153 common shares at an exercise price of $13.00 per share (subject to adjustments as defined in the warrant agreement) to the investor as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 6 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement).

These notes bear interest at a rate of 12% per annum and mature on the first anniversary of the date of issuance; provided that any principal amount or interest which is not paid when due shall bear interest at a rate of the lesser of 16% per annum or the maximum amount permitted by law from the due date thereof until the same is paid. The notes require monthly payments of principal and interest commencing in May 2023. The Company may voluntarily prepay the outstanding principal amount and accrued interest of each note in whole upon payment of certain prepayment fees. In addition, if at any time the Company receives cash proceeds from any source or series of related or unrelated sources, including, but not limited to, the issuance of equity or debt, the exercise of outstanding warrants, the issuance of securities pursuant to an equity line of credit (as defined in the note agreement) or the sale of assets outside of the ordinary course of business, each holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of such proceeds to repay all or any portion of the outstanding principal amount and interest then due under the notes. The notes are unsecured and have priority over all other unsecured indebtedness. The notes contain customary affirmative and negative covenants and events of default for a loan of this type.

The notes become convertible into common shares at the option of the holders at any time on or following the date that an event of default (as defined in the note agreement) occurs under the notes at a conversion price equal the lower of (i) $5,460 per share (subject to adjustments as defined in the note agreement) and (ii) 80% of the lowest volume weighted average price of the common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $39.00 per share (subject to adjustment).

The Company evaluated the embedded features within these notes in accordance with ASC 480 and ASC 815. The Company determined that the embedded features, specifically (i) the default penalty of 15% on outstanding principal and accrued interest, and (ii) the conversion option into common shares at the lower of $5,460 per share or 80% of the lowest VWAP in the five days preceding conversion, subject to a $39.00 floor price, constitute derivative liabilities. These features, arising from default provisions not within the Company’s control, including the contingent interest feature and the contingent conversion (deemed redemption) feature, meet the definition of a derivative and do not qualify for derivative accounting exemptions. Consequently, these embedded features are bifurcated from the debt host and recognized as a single derivative liability.

The initial fair value of the derivative liabilities was determined using a Monte Carlo Simulation valuation model, considering various potential outcomes and scenarios. The model used the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 160.45%; (iii) risk-free interest rate of 4.68%; (iv) maximum term of one year; (v) estimated fair value of the common shares of $2,509 per share; and (vi) various probability assumptions. Subsequent changes in fair value are recognized in the statement of operations each reporting period. The issuance costs for the promissory notes, along with the allocated fair values of both the warrants and the bifurcated embedded derivative liability, have been collectively treated as a debt discount. This discount is being amortized to interest expense over the term of the promissory notes using the effective interest method.

On August 4, 2023, the Company received notices from Mast Hill and Leonite that an event of default had occurred under the notes issued on February 3, 2023 for failure to make certain payments when due. Mast Hill and Leonite agreed in writing that they would not require any payments in cash for the over-due amounts or accelerate the payments due under the notes for a period of 60 days. Since an event of default occurred, Mast Hill and Leonite have the right to convert the notes, including the over-due amounts, penalties and fees, into common shares at their election. On August 4, 2023, Mast Hill converted its note in full into 426 common shares, which conversion amount included $91,174 of principal, interest and certain penalties and fees. In August 2023, Leonite converted its note in full into 3,691 common shares, which conversion amount included $730,814 of principal, interest and certain penalties and fees.

On August 9, 2023, the Company received notices from Mast Hill and Leonite that an event of default had occurred under the notes issued on February 9, 2023 for failure to make certain payments when due. Mast Hill and Leonite agreed in writing that they would not require any payments in cash for the over-due amounts or accelerate the payments due under the notes for a period of 60 days. Since an event of default occurred, Mast Hill and Leonite have the right to convert the notes, including the over-due amounts, penalties and fees, into common shares at their election. In August 2023, Mast Hill converted a portion of its note into 7,746 common shares, which conversion amount included $1,002,556 of principal, interest and certain penalties and fees. In August and December 2023, Leonite converted a portion of its note into 17,081 common shares, which conversion amount included $1,536,582 of principal, interest and certain penalties and fees.

On August 31, 2023, the Company, Mast Hill and Leonite entered into amendments to the notes issued on February 9, 2023 and February 22, 2023, pursuant to which the parties agreed to extend the maturity date of these remaining notes to August 31, 2024 and the Company agreed to make monthly payments commencing on September 30, 2023, as further described in the amendments. Mast Hill and Leonite have also agreed not to convert any portion of the remaining notes as long as the Company makes these payments on time or receives approval from the Company to do so. As additional consideration for the amendments, the Company agreed to pay Mast Hill and Leonite an amendment fee equal to 10% of the principal amounts of the remaining notes.

As of December 31, 2023, the total outstanding principal balance of these notes is $1,222,408, with an accrued interest balance of $45,956.

Estimated future minimum principal payments of convertible notes payable for the next five years consists of the following as of December 31, 2023:

Year Ending December 31,	Amount
2024	$3,742,754
2025	-
2026	24,860,000
Total payments	$28,602,754